Cover	6 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment Number 2
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
City Area Code	61-03
Local Phone Number	9882-0780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1055 West Seventh Street
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	(213)
Local Phone Number	417-5310
Contact Personnel Name	Randolf W. Katz